Segment disclosures (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Revenue	SFr 23,426
Cost of goods sold	(7,965)
Gross profit	15,461
General and administrative expenses	(46,922,232)	(17,095,133)
Research and development expenses	(10,264,123)	(6,310,608)
Sales and marketing expenses	(6,948,456)	(3,635,658)
Depreciation and amortization expenses	(2,097,225)	(1,876,482)
Operating loss	SFr (66,216,575)	SFr (28,917,881)